Impairment reviews - Equity Premium Ratio (Details) - Equity risk premium	Dec. 31, 2023
Betway
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Equity risk premium	0.005
DGC
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Equity risk premium	0.040